Organization and Basis of Presentation, Fair Value (Details) - USD ($) $ in Billions	9 Months Ended
	Sep. 30, 2017	Oct. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Percent Of Trade Receivables With Balances greater than 90 days Outstanding	1.00%
Percent of trade payables greater than 90 days outstanding	4.00%
Debt, carrying value	$ 4.1		$ 4.1
Debt, fair value	$ 4.4		$ 4.3
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair Value Assumptions, Expected Term	90 days
Subsequent Event | WNRL Merger
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Equity Issued in Business Combination, Fair Value Disclosure		$ 1.7